Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	First Trust Series Fund
Entity Central Index Key	0001497778
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000252257 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust WCM Focused Global Growth Fund
Class Name	Investor Class
Trading Symbol	WFGGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust WCM Focused Global Growth Fund (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/MF/WFGGX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/MF/WFGGX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust WCM Focused Global Growth Fund - Investor Class	$144	1.28%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.28%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund’s Investor Class returned 25.24% for the 12 months ended December 31, 2025. The Fund’s Investor Class outperformed its benchmark, the MSCI ACWI Index, which returned 22.34% for the same Period.
The outperformance was predominantly from stock selection, but sector allocation was a modest tailwind and added slightly. The largest contributors came from the Industrials and Technology sectors, reflecting strong stock results in capital goods, defense, and data/artificial intelligence (“AI”)-adjacent beneficiaries. These positives were partially offset by underperformance in the Communication Services, Health Care, and Financials sectors, where several large holdings lagged.
The Period was a good reminder that equity returns do not move in a straight line. Global equities delivered robust gains, but with meaningful volatility and sharp regional dispersion, as non-US developed and emerging markets easily outpaced the U.S. This performance was driven by a weaker U.S. dollar, lower starting valuations, fiscal support, and broad corporate governance reforms.
Policy and geopolitics drove sharp rotations during the Period, with markets repeatedly repricing trade, tariff, and geopolitical risks while still grinding higher overall. AI- and compute-related capital expenditures remained a central equity narrative, sustaining strong results in AI-adjacent and platform-heavy segments. Dollar weakness and relative valuation gaps reinforced a rotation into non-U.S. equities for U.S. dollar-based investors. These evolving market conditions influenced the Fund’s holdings and positioning decisions during the Period.
Three pervasive themes underpinned the Fund’s positioning during the Period: AI-enabled advertising monetization, power infrastructure tied to data center buildouts, and European defense rearmament. While the “Magnificent Seven”, a group of large-capitalization U.S. technology and technology-adjacent companies (Apple, Microsoft, Alphabet, Amazon, NVIDIA, Meta Platforms, and Tesla) stocks stayed in the headlines and helped support the MSCI ACWI Index’s returns during the Period, the Fund kept its exposure light, holding three of the Magnificent Seven stocks (Amazon, Microsoft and NVIDIA), which together represented approximately 10% of the portfolio's weight during the Period.
The most significant positive contributors to performance were AppLovin, Robinhood, and SAAB, while UnitedHealth, Novo Nordisk, and Freshpet were the largest detractors. AppLovin benefited from strong results, high profitability, and a larger buyback. Robinhood’s gains came from renewed retail trading and new product growth. SAAB outperformed due to strong European defense demand and an improved outlook.
During the Period, Novo Nordisk declined due to GLP-1 competition and a lowered 2025 outlook. UnitedHealth was hurt by high Medicare Advantage utilization and market exits, signaling margin pressure. Freshpet’s guidance cut, despite sales growth, highlighted tougher demand and cost challenges.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
INVESTMENT PERFORMANCE OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust WCM Focused Global Growth Fund - Investor Class	25.24%	10.37%	14.50%
MSCI ACWI Index	22.34%	11.19%	11.72%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/MF/WFGGX for more recent performance information.
Net Assets	$ 1,150,059,520
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 7,032,184
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$1,150,059,520
Total number of portfolio holdings	38
Total advisory fee paid	$7,032,184
Portfolio turnover rate	40%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
AppLovin Corp., Class A	9.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.2%
Siemens Energy AG	4.8%
SAAB AB, Class B	4.4%
Amazon.com, Inc.	4.3%
Rolls-Royce Holdings PLC	3.9%
Western Digital Corp.	3.6%
Tencent Holdings Ltd.	3.6%
3i Group PLC	3.3%
Microsoft Corp.	3.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
AppLovin Corp., Class A	9.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.2%
Siemens Energy AG	4.8%
SAAB AB, Class B	4.4%
Amazon.com, Inc.	4.3%
Rolls-Royce Holdings PLC	3.9%
Western Digital Corp.	3.6%
Tencent Holdings Ltd.	3.6%
3i Group PLC	3.3%
Microsoft Corp.	3.0%

C000252256 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust WCM Focused Global Growth Fund
Class Name	Institutional Class
Trading Symbol	WCMGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the First Trust WCM Focused Global Growth Fund (the “Fund”) for the year of January 1, 2025 to December 31, 2025 (the “Period”).
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/MF/WCMGX. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/MF/WCMGX
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust WCM Focused Global Growth Fund - Institutional Class	$109	0.97%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	0.97%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR? WHAT AFFECTED THE FUND’S PERFORMANCE?
The Fund’s Institutional Class returned 25.61% for the 12 months ended December 31, 2025. The Fund outperformed its benchmark, the MSCI ACWI Index, which returned 22.34% for the same Period.
The outperformance was predominantly from stock selection, but sector allocation was a modest tailwind and added slightly. The largest contributors came from the Industrials and Technology sectors, reflecting strong stock results in capital goods, defense, and data/artificial intelligence (“AI”)-adjacent beneficiaries. These positives were partially offset by underperformance in the Communication Services, Health Care, and Financials sectors, where several large holdings lagged.
The Period was a good reminder that equity returns do not move in a straight line. Global equities delivered robust gains, but with meaningful volatility and sharp regional dispersion, as non-US developed and emerging markets easily outpaced the U.S. This performance was driven by a weaker U.S. dollar, lower starting valuations, fiscal support, and broad corporate governance reforms.
Policy and geopolitics drove sharp rotations during the Period, with markets repeatedly repricing trade, tariff, and geopolitical risks while still grinding higher overall. AI- and compute-related capital expenditures remained a central equity narrative, sustaining strong results in AI-adjacent and platform-heavy segments. Dollar weakness and relative valuation gaps reinforced a rotation into non-U.S. equities for U.S. dollar-based investors. These evolving market conditions influenced the Fund’s holdings and positioning decisions during the Period.
Three pervasive themes underpinned the Fund’s positioning during the Period: AI-enabled advertising monetization, power infrastructure tied to data center buildouts, and European defense rearmament. While the “Magnificent Seven”, a group of large-capitalization U.S. technology and technology-adjacent companies (Apple, Microsoft, Alphabet, Amazon, NVIDIA, Meta Platforms, and Tesla) stocks stayed in the headlines and helped support the MSCI ACWI Index’s returns during the Period, the Fund kept its exposure light, holding three of the Magnificent Seven stocks (Amazon, Microsoft and NVIDIA), which together represented approximately 10% of the portfolio's weight during the Period.
The most significant positive contributors to performance were AppLovin, Robinhood, and SAAB, while UnitedHealth, Novo Nordisk, and Freshpet were the largest detractors. AppLovin benefited from strong results, high profitability, and a larger buyback. Robinhood’s gains came from renewed retail trading and new product growth. SAAB outperformed due to strong European defense demand and an improved outlook.
During the Period, Novo Nordisk declined due to GLP-1 competition and a lowered 2025 outlook. UnitedHealth was hurt by high Medicare Advantage utilization and market exits, signaling margin pressure. Freshpet’s guidance cut, despite sales growth, highlighted tougher demand and cost challenges.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
FUND PERFORMANCE (December 31, 2015 to December 31, 2025)
The performance line graph below shows the performance of a hypothetical $10,000 initial investment in the Fund over a ten-year period (or for the life of the Fund, if shorter). The subsequent account value as of the end of the Period is listed next to the name of the Fund or index, as applicable. The performance table below shows the average annual total returns of the Fund for the past one-, five-, and ten-year periods, as applicable (or for the life of the Fund, if shorter), as of the end of the Period. Both the line graph and performance table compare the Fund’s performance to an appropriate broad-based index and may compare to additional indices reflecting the market segment(s) in which the Fund invests over the same periods.
INVESTMENT PERFORMANCE OF $10,000

Average Annual Return [Table Text Block]
Average Annual Total Returns (as of December 31, 2025)	1 Year	5 Year	10 Year
First Trust WCM Focused Global Growth Fund - Institutional Class	25.61%	10.66%	14.78%
MSCI ACWI Index	22.34%	11.19%	11.72%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit www.ftportfolios.com/MF/WCMGX for more recent performance information.
Net Assets	$ 1,150,059,520
Holdings Count | Holding	38
Advisory Fees Paid, Amount	$ 7,032,184
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of December 31, 2025)
Fund net assets	$1,150,059,520
Total number of portfolio holdings	38
Total advisory fee paid	$7,032,184
Portfolio turnover rate	40%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of December 31, 2025)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
AppLovin Corp., Class A	9.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.2%
Siemens Energy AG	4.8%
SAAB AB, Class B	4.4%
Amazon.com, Inc.	4.3%
Rolls-Royce Holdings PLC	3.9%
Western Digital Corp.	3.6%
Tencent Holdings Ltd.	3.6%
3i Group PLC	3.3%
Microsoft Corp.	3.0%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
AppLovin Corp., Class A	9.8%
Taiwan Semiconductor Manufacturing Co., Ltd.	5.2%
Siemens Energy AG	4.8%
SAAB AB, Class B	4.4%
Amazon.com, Inc.	4.3%
Rolls-Royce Holdings PLC	3.9%
Western Digital Corp.	3.6%
Tencent Holdings Ltd.	3.6%
3i Group PLC	3.3%
Microsoft Corp.	3.0%